EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except share and per share data)	2017	2016	2015
Numerator
Net income	$96,787	$88,526	$75,063

Denominator
Basic earnings per common share - weighted average shares	61,529,460	61,206,093	61,062,657
Effect of dilutive securities
Employee stock awards	581,329	729,335	670,282
Warrants	60,801	49,994	114,608
Diluted earnings per common share - adjusted weighted average shares	62,171,590	61,985,422	61,847,547

Earnings per share available to common shareholders
Basic	$1.57	$1.45	$1.23
Diluted	$1.56	$1.43	$1.21